UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Trafelet & Company UK, LLP

Address:    Jackson House
            18 Savile Row
            London, W1S 3PW England

13F File Number: 28-11645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:         Trafelet Services UK Limited, Managing Member
Name:       Remy Trafelet
Title:      Director
Phone:      (212) 201-7800


Signature, Place and Date of Signing:

/s/ Remy Trafelet               New York, New York          November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $58,498
                                       (thousands)


List of Other Included Managers:


No.        Form 13F File Number              Name

1.         28-10829                          Trafelet & Company Advisors, LLC


                                                    FORM 13F INFORMATION TABLE
                                                    Trafelet & Company UK, LLP
                                                        September 30, 2006


COLUMN 1              COLUMN  2           COLUMN 3     COLUMN 4            COLUMN 5      COLUMN 6      COLUMN 7       COLUMN 8

                                                      VALUE        SHRS OR    SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS      CUSIP       (X$1000)     PRN AMT    PRN CALL   DISCRETION      MGRS  SOLE  SHARED  NONE
--------------        --------------      -----       --------     -------    --- ----   ----------      ----  ----  ------  ----
ATWOOD OCEANICS INC   COM                 50095108     40401       898400     SH         SHARED-DEFINED   1    0     898400  0
PRIDE INTL INC DEL    COM                 74153Q102    18097       660000     SH         SHARED-DEFINED   1    0     660000  0











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